PREFERRED SHARES (Details)	1 Months Ended	12 Months Ended
	Feb. 21, 2017	Dec. 31, 2020
PREFERRED SHARES
Non-cumulative Dividend rate, as calculated on consideration paid for equity interests (as a percent)		8.00%
Liquidation preference (as a percent)		120.00%
Redemption events
Qualified IPO Threshold completion period	60 months
Significant breach, threshold correction period		30 days